As filed with the Securities and Exchange Commission on April 17, 2003
                    Registration No. 333-51916 and 811-10219

                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-6

          REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933 [X]

                         Pre-Effective Amendment No. [ ]

                       Post-Effective Amendment No. 4 [X]

                                     and/or

       REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940 [X]

                                 Amendment No. 2

             TRANSAMERICA OCCIDENTAL LIFE SEPARATE ACCOUNT VUL-5 OF
                 TRANSAMERICA OCCIDENTAL LIFE INSURANCE COMPANY
                           (Exact Name of Registrant)

                 TRANSAMERICA OCCIDENTAL LIFE INSURANCE COMPANY
                               (Name of Depositor)

                             1150 SOUTH OLIVE STREET
                              LOS ANGELES, CA 90015
              (Address of Depositor's Principal Executive Offices)
        Depositor's Telephone Number, including Area Code: (213) 742-3065

Name and Address of Agent for Service:                       Copies to:
--------------------------------------                       ----------

David M. Goldstein, Esq.                            Frederick R. Bellamy, Esq.
Senior Vice President and
Deputy General Counsel                          Sutherland, Asbill & Brennan LLP
Transamerica Occidental Life Insurance Company  1275 Pennsylvania Avenue, N. W.
1150 South Olive Street                             Washington, D.C.  20004
Los Angeles, CA 90015

                      Title of securities being registered:
                 Flexible Premium Variable Life Insurance Policy

         It is proposed that this filing will become effective:

         _____immediately upon filing pursuant to paragraph (b)
         __X_ On May 1, 2003 pursuant to paragraph (b)
         _____60 days after filing pursuant to paragraph (a)(1)
        _____ On _____ pursuant to paragraph (a)(1)

         If appropriate, check the following box:
         __X___ this Post-Effective Amendment designates a new effective date for a previously filed Post-Effective Amendment.

Incorporating by reference Post-Effective Amendment No. 3 File No. 333-51916 (Filed February 13, 2003) to this Registration Statement on Form N-6, the Prospectus, Statement of Additional Information, and Part C.

                                   SIGNATURES

As required by the Securities Act of 1933 and the Investment Company Act of 1940, Transamerica Occidental Life Insurance Company certifies that this Amendment meets the requirements of Securities Act Rule 485(b) for effectiveness of this Registration Statement and has caused this Registration Statement to be signed on its behalf by the undersigned in the City of Los Angeles, State of California on the 17th day of April, 2003.

             Transamerica Occidental Life Separate Account VUL-4 of
                 Transamerica Occidental Life Insurance Company
                                  (Registrant)


                  By: /s/Priscilla I. Hechler
                              Priscilla I. Hechler
                          Assistant Vice President and
                               Assistant Secretary

                 Transamerica Occidental Life Insurance Company
                                   (Depositor)


                   By: /s/Priscilla I. Hechler
                              Priscilla I. Hechler
                          Assistant Vice President and
                               Assistant Secretary

Pursuant to the requirements of the Securities Act of 1933, this registration statement has been signed below by the following persons in the capacities indicated on the date(s) set forth below.

Signatures                                  Titles                              Date
Ron F. Wagley*                      ___________________________        April 17, 2003
                                    President and Director
Brenda K. Clancy*                   ___________________________        April 17, 2003
                                    Director and Senior Vice President
Douglas C. Kolsrud*                 __________________________         April 17, 2003
                                    Director and  Senior Vice President
Diane Meiners*                      _________________________          April 17, 2003
                                    Director
Craig D. Vermie*                    _________________________          April 17, 2003
                                    Director, Vice President and Counsel
Bruce Clark*                        __________________________          April 17, 2003
                                    Chief Financial Officer


/s/Priscilla I. Hechler       On April 17, 2003 as Attorney-in-Fact pursuant to
*By:  Priscilla I. Hechler            powers of attorney filed herewith.